Significant Accounting Policies (Details) - Schedule of straight-line basis over the estimated useful lives of the assets	12 Months Ended
Dec. 31, 2008
Land [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	N/A – indefinite
Buildings & warehouse [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	2 years
Buildings & warehouse [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	40 years
Leasehold improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	Shorter of lease term or useful life
Furniture and appliances [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Agricultural equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	2 years
Agricultural equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Computer equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Laboratory equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Laboratory equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	20 years